Related-Party Transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of transactions between related parties [line items]
Compensation of key management personnel, post-employment benefits
Compensation of key management personnel, other long-term benefits
Compensation of key management personnel, termination benefits
Associates [member]
Disclosure of transactions between related parties [line items]
Financial guarantees provided by related party	99,673	63,597
Associates and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Loan commitments to associates and joint ventures	¥ 125,015	¥ 173,492